Note 16 - Investment in Joint Venture and Other Investment (Details Textual) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2013	Dec. 31, 2016	Mar. 31, 2014	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Mar. 25, 2010
Revenue from Related Parties						$ 240,000	$ 240,000	$ 240,000
Income (Loss) from Equity Method Investments, Total							(2,444,627)	(2,158,393)
Equity Method Investment, Other than Temporary Impairment							14,071,075
Investment Income, Dividend							1,024,714	1,212,938
Other Investment, Other than Temporary Impairment							4,421,452
Euromar LLC [Member]
Business Acquisition, Percentage of Voting Interests Acquired									85.714%
Eton Park and Rhone [Member]
Investment in Joint Venture Total Maximum Investment by Members										$ 175,000,000
Euromar LLC, The Joint Venture [Member]
Equity Method Investment, Aggregate Cost										$ 25,000,000
Equity Method Investment, Ownership Percentage										14.286%
Revenue from Related Parties						240,000	240,000	240,000
Income (Loss) from Equity Method Investments, Total						0	(2,400,000)	(2,200,000)
Equity Method Investment, Other than Temporary Impairment		$ 100,000			$ 14,000,000		14,100,000
Equity Method Investments		0		$ 0			0
Escrow Deposit	$ 5,000,000	$ 4,000,000		4,000,000			4,000,000
Limited Liability Company, LLC, Amount of Escrowed Cash Exchanged for Each Preferred Unit	$ 1,000
Limited Liability Company (LLC) Preferred Unit, Issued	5,000
Vessel Acquisition, Escrow Deposit Contributed to Joint Venture			$ 1,000,000
Preferred Stock, Dividend Rate, Percentage	19.00%
Investment Income, Dividend						$ 0	1,024,714	$ 1,212,938
Other Investment, Other than Temporary Impairment				$ 4,421,452			$ 4,421,452
Euromar LLC, The Joint Venture [Member] | Eton Park and Rhone [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Investment Per Counterparty										$ 75,000,000
Equity Method Investment, Ownership Percentage Per Counterparty, Percentage										42.857%